Marketable Securities and Securities Investments (Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2021	Mar. 31, 2020
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	¥ 7,736,905	¥ 7,418,512
Held-to-maturity securities, Gross unrealized gains	1,738,553	2,462,696
Held-to-maturity securities, Gross unrealized losses	(53,699)	(6,572)
Held-to-maturity securities, Fair value	9,421,759	9,874,636
Marketable securities and securities investments, Cost	11,319,671	10,021,664
Marketable securities and securities investments, Gross unrealized gains	1,939,595	2,775,728
Marketable securities and securities investments, Gross unrealized losses	(95,221)	(9,943)
Marketable securities and securities investments, Fair value	13,164,045	12,787,449
Debt securities
Schedule of Investments [Line Items]
Available-for-Sale securities, Cost	3,582,766	2,603,152
Available-for-Sale securities, Gross unrealized gains	201,042	313,032
Available-for-Sale securities, Gross unrealized losses	(41,522)	(3,371)
Available-for-Sale securities, Fair value	3,742,286	2,912,813
Japanese national government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	6,244,125	6,204,505
Held-to-maturity securities, Gross unrealized gains	1,650,057	2,098,885
Held-to-maturity securities, Gross unrealized losses	(13,390)	(1,397)
Held-to-maturity securities, Fair value	7,880,792	8,301,993
Japanese national government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale securities, Cost	2,301,995	1,552,036
Available-for-Sale securities, Gross unrealized gains	159,880	210,459
Available-for-Sale securities, Gross unrealized losses	(18,609)	(566)
Available-for-Sale securities, Fair value	2,443,266	1,761,929
Japanese local government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	1,716	2,504
Held-to-maturity securities, Gross unrealized gains	294	331
Held-to-maturity securities, Fair value	2,010	2,835
Japanese local government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale securities, Cost	73,989	69,132
Available-for-Sale securities, Gross unrealized gains	94	73
Available-for-Sale securities, Gross unrealized losses	(20)	(33)
Available-for-Sale securities, Fair value	74,063	69,172
Japanese corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	543,870	482,050
Held-to-maturity securities, Gross unrealized gains	36,071	61,176
Held-to-maturity securities, Gross unrealized losses	(14,919)	(4,754)
Held-to-maturity securities, Fair value	565,022	538,472
Japanese corporate bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale securities, Cost	259,932	202,164
Available-for-Sale securities, Gross unrealized gains	13,356	19,112
Available-for-Sale securities, Gross unrealized losses	(1,475)	(567)
Available-for-Sale securities, Fair value	271,813	220,709
Foreign government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	850,740	723,937
Held-to-maturity securities, Gross unrealized gains	51,494	302,297
Held-to-maturity securities, Gross unrealized losses	(25,277)
Held-to-maturity securities, Fair value	876,957	1,026,234
Foreign government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale securities, Cost	323,557	198,777
Available-for-Sale securities, Gross unrealized gains	23,118	81,014
Available-for-Sale securities, Gross unrealized losses	(20,819)	(14)
Available-for-Sale securities, Fair value	325,856	279,777
Foreign corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	27,392	98
Held-to-maturity securities, Gross unrealized gains	572	7
Held-to-maturity securities, Gross unrealized losses	(109)
Held-to-maturity securities, Fair value	27,855	105
Foreign corporate bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale securities, Cost	382,231	361,422
Available-for-Sale securities, Gross unrealized gains	1,102	507
Available-for-Sale securities, Gross unrealized losses	(459)	(2,179)
Available-for-Sale securities, Fair value	382,874	359,750
Securitized products
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	69,062	5,418
Held-to-maturity securities, Gross unrealized gains	65
Held-to-maturity securities, Gross unrealized losses	(4)	(421)
Held-to-maturity securities, Fair value	69,123	4,997
Securitized products | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale securities, Cost	198,593	205,223
Available-for-Sale securities, Gross unrealized gains		0
Available-for-Sale securities, Fair value	198,593	205,223
Other
Schedule of Investments [Line Items]
Available-for-Sale securities, Cost	42,469	14,398
Available-for-Sale securities, Gross unrealized gains	3,492	1,867
Available-for-Sale securities, Gross unrealized losses	(140)	(12)
Available-for-Sale securities, Fair value	¥ 45,821	¥ 16,253